Retirement Plans (Details)		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2023
Retirement Plans [Abstract]
Permits voluntary contributions	100.00%
Percentage of gross pay		3.00%
Debt securities and cash rate		38.00%
Equity securities rate		26.00%
Alternative investments rate		12.00%
Real estate investments rate		24.00%